PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property and equipment

	December 31,	Business			Reclassifications/	December 31,
	2016	acquisitions	Additions	Deductions	Translations	2017
At cost:
Land rights	1,417	40	62	—	—	1,519
Buildings	7,837	39	211	(3)	1,718	9,802
Leasehold improvements	1,116	—	34	(25)	132	1,257
Switching equipment	20,539	69	556	(977)	(1,675)	18,512
Telegraph, telex and data communication equipment	1,586	—	—	—	(3)	1,583
Transmission installation and equipment	126,908	—	2,648	(4,489)	14,314	139,381
Satellite, earth station and equipment	8,445	573	1,233	(2,202)	1,251	9,300
Cable network	44,990	—	5,715	(694)	(2,657)	47,354
Power supply	15,237	—	222	(456)	1,491	16,494
Data processing equipment	12,599	—	715	(603)	666	13,377
Other telecommunication peripherals	702	—	966	(7)	—	1,661
Office equipment	1,529	11	327	(84)	(146)	1,637
Vehicles	522	—	355	(37)	—	840
CPE assets	22	—	—	—	—	22
Other equipment	100	—	—	—	(3)	97
Property under construction	4,550	—	20,110	(96)	(20,149)	4,415
Total	248,099	732	33,154	(9,673)	(5,061)	267,251

	December 31,			Reclassifications/	December 31,
	2016	Additions	Deductions	Translations	2017
Accumulated depreciation and impairment losses:
Land rights	268	31	—	—	299
Buildings	2,435	407	—	38	2,880
Leasehold improvements	692	149	(23)	5	823
Switching equipment	16,690	1,393	(977)	(2,511)	14,595
Telegraph, telex and data communication equipment	333	416	—	53	802
Transmission installation and equipment	64,365	11,213	(3,642)	(55)	71,881
Satellite, earth station and equipment	7,098	595	(2,202)	(1,157)	4,334
Cable network	20,494	2,003	(693)	(3,752)	18,052
Power supply	10,262	1,296	(286)	2	11,274
Data processing equipment	9,512	1,401	(582)	(19)	10,312
Other telecommunication peripherals	462	149	(7)	(1)	603
Office equipment	940	215	(65)	26	1,116
Vehicles	200	113	(21)	—	292
CPE assets	19	1	—	—	20
Other equipment	99	1	—	(4)	96
Total	133,869	19,383	(8,498)	(7,375)	137,379
Net book value	114,230				129,872

	December 31,	Business			Reclassifications/	December 31,
	2017	acquisitions	Additions	Deductions	Translations	2018
At cost:
Land rights	1,519	46	39	—	22	1,626
Buildings	9,802	43	67	(1)	1,922	11,833
Leasehold improvements	1,257	—	23	(24)	119	1,375
Switching equipment	18,512	—	818	(1,920)	(2,070)	15,340
Telegraph, telex and data communication equipment	1,583	—	3	—	—	1,586
Transmission installation and equipment	139,381	—	3,287	(6,398)	10,743	147,013
Satellite, earth station and equipment	9,300	—	2,414	(3)	261	11,972
Cable network	47,354	—	5,887	(36)	(7,555)	45,650
Power supply	16,494	13	484	(277)	1,275	17,989
Data processing equipment	13,377	23	140	(622)	1,348	14,266
Other telecommunication peripherals	1,661	—	1,765	—	(1)	3,425
Office equipment	1,637	46	475	(86)	86	2,158
Vehicles	840	6	379	(1)	(5)	1,219
CPE assets	22	—	—	—	—	22
Other equipment	97	—	18	—	(21)	94
Property under construction	4,415	2	17,821	(23)	(17,339)	4,876
Total	267,251	179	33,620	(9,391)	(11,215)	280,444

	December 31,			Reclassifications/	December 31,
	2017	Additions	Deductions	Translations	2018
Accumulated depreciation and impairment losses:
Land rights	299	36	—	—	335
Buildings	2,880	513	(1)	13	3,405
Leasehold improvements	823	150	(24)	—	949
Switching equipment	14,595	1,309	(1,920)	(3,390)	10,594
Telegraph, telex and data communication equipment	802	518	—	—	1,320
Transmission installation and equipment	71,881	11,561	(5,579)	(372)	77,491
Satellite, earth station and equipment	4,334	677	(3)	(3)	5,005
Cable network	18,052	2,084	(36)	(7,718)	12,382
Power supply	11,274	1,375	(267)	7	12,389
Data processing equipment	10,312	1,047	(601)	(10)	10,748
Other telecommunication peripherals	603	428	—	(1)	1,030
Office equipment	1,116	334	(72)	4	1,382
Vehicles	292	122	(1)	(6)	407
CPE assets	20	—	—	—	20
Other equipment	96	4	—	(25)	75
Total	137,379	20,158	(8,504)	(11,501)	137,532
Net book value	129,872				142,912

Schedule of gain on disposal or sale of property and equipment

	2016	2017	2018
Proceeds from sale of property and equipment	765	1,367	629
Net book value	(152)	(1,009)	(1)
Gain on sale of property and equipment	613	358	628

Schedule of future minimum lease payments

Years	2017	2018
2018	1,083	—
2019	969	1,049
2020	866	945
2021	778	781
2022	605	605
2023	254	254
Thereafter	130	130
Total minimum lease payments	4,685	3,764
Interest	(881)	(619)
Net present value of minimum lease payments	3,804	3,145
Current maturities (Note 18b)	(794)	(807)
Long-term portion (Note 19)	3,010	2,338

Schedule of obligations under finance leases

	2017	2018
PT Tower Bersama Infrastructure Tbk.	1,293	1,089
PT Profesional Telekomunikasi Indonesia	1,120	930
PT Mandiri Utama Finance	198	186
PT Solusi Tunas Pratama	212	181
PT Putra Arga Binangun	189	159
PT Mitsubishi UFJ Lease and Finance Indonesia	135	103
PT Bali Towerindo Sentra	100	86
Others (each below Rp75 billion)	557	411
Total	3,804	3,145

Radio software license
Disclosure of detailed information about property, plant and equipment [line items]
Summary of changes in estimated useful lives

Years	Increase (Decrease)
2019	637
2020	266
2021	18
2022	(106)